Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Balance at Dec. 31, 2011	$ 264,947,461	$ 2,963,401	$ 267,910,862	$ 34,396,076	$ 418,228	$ 34,814,304	$ 283,036,281	$ 3,108,127	$ 286,144,408	$ 115,518,403	$ 1,256,122	$ 116,774,525
Balance (in units) at Dec. 31, 2011			13,634,214.779			4,032,291.402			9,158,617.900			7,289,766.853
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(35,829,461)	(432,502)	(36,261,963)	(3,769,861)	(46,569)	(3,816,430)	(25,885,258)	(294,306)	(26,179,564)	(10,517,888)	(129,289)	(10,647,177)
Redemptions	(58,266,505)	(500,004)	(58,766,509)	(7,584,688)	(100,001)	(7,684,689)	(63,390,753)	(600,010)	(63,990,763)	(31,767,800)	(300,076)	(32,067,876)
Redemptions (in units)			(3,290,451.193)			(953,365.724)			(2,098,985.408)			(2,090,891.777)
Balance at Dec. 31, 2012	170,851,495	2,030,895	172,882,390	23,041,527	271,658	23,313,185	193,760,270	2,213,811	195,974,081	73,232,715	826,757	74,059,472
Balance (in units) at Dec. 31, 2012			10,343,763.586			3,078,925.678			7,059,632.492			5,198,875.076
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(1,451,095)	(16,093)	(1,467,188)	(479,900)	(6,431)	(486,331)	(7,644,502)	(88,542)	(7,733,044)	(2,668,922)	(32,080)	(2,701,002)
Redemptions	(36,119,312)	(350,019)	(36,469,331)	(4,857,782)	0	(4,857,782)	(41,464,280)	(250,012)	(41,714,292)	(18,317,546)	(100,008)	(18,417,554)
Redemptions (in units)			(2,190,361.355)			(648,244.994)			(1,525,996.806)			(1,318,303.688)
Balance at Dec. 31, 2013	133,281,088	1,664,783	134,945,871	17,703,845	265,227	17,969,072	144,651,488	1,875,257	146,526,745	52,246,247	694,669	52,940,916
Balance (in units) at Dec. 31, 2013			8,153,402.231			2,430,680.684			5,533,635.686			3,880,571.388
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	14,253,756	184,033	14,437,789	1,885,964	21,561	1,907,525	13,077,451	141,717	13,219,168	677,750	26,516	704,266
Redemptions	(39,409,151)	(625,712)	(40,034,863)	(5,966,722)	(140,544)	(6,107,266)	(41,159,081)	(704,041)	(41,863,122)	(17,617,098)	(321,697)	(17,938,795)
Redemptions (in units)			(2,418,876.856)			(809,451.717)			(1,628,161.859)			(1,258,760.348)
Balance at Dec. 31, 2014	$ 108,125,693	$ 1,223,104	$ 109,348,797	$ 13,623,087	$ 146,244	$ 13,769,331	$ 116,569,858	$ 1,312,933	$ 117,882,791	$ 35,306,899	$ 399,488	$ 35,706,387
Balance (in units) at Dec. 31, 2014			5,734,525.375			1,621,228.967			3,905,473.827			2,621,811.040